Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying Amount	$ 48
Maximum Potential Future Payments	10,258
Third Party Borrowing Arrangements [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	7
Securities Lending Indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	4,564
Maximum Potential Future Payments	4,468
Asset Sales [Member]
Guarantor Obligations [Line Items]
Carrying Amount	68
Maximum Potential Future Payments	5,069
Merchant Processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	589
Carrying Amount	61
Maximum Potential Future Payments	108,875
Tender Option Bond Program Guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	2,994
Maximum Potential Future Payments	2,725
Minimum Revenue Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	3
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Carrying Amount	71
Maximum Potential Future Payments	$ 1,461